Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Internet services	$ 671,088	$ 328,882	$ 166,961
Sale of third party anti-virus software	0	150	890
Total revenues	671,088	329,032	167,851
Cost of revenues:
Internet services	87,838	32,762	18,680
Sale of third party anti-virus software	0	40	238
Total cost of revenues	87,838	32,802	18,918
Subsidy income	2,349	2,570	151
Operating expenses:
Selling and marketing	110,104	58,178	46,836
General and administrative	116,200	34,295	19,054
Product development	255,248	156,269	64,962
Impairment loss on intangible assets	948	1,348	87
Total operating expenses	482,500	250,090	130,939
Income from operations	103,099	48,710	18,145
Interest income	10,398	6,715	2,594
Interest expense	(5,572)	0	(53)
Other (expense) income	590	1,243	(3)
Exchange gain	5,105	49	6,294
Change in unrealized holding (loss) gain of trading securities	75	(52)	(220)
Realized gain from sales of trading securities	252	0	0
Impairment loss on long-term investments	(5,004)	(2,302)	(902)
Dividend income from a cost method investee	413	0	0
Gain on disposal of long-term investments	15,807	4,766	0
Gain (Loss) on disposal of subsidiaries	(1,144)	3,566	0
Income before income tax expense and loss from equity method investments	124,019	62,695	25,855
Income tax expense	(23,423)	(11,379)	(10,874)
Loss from equity method investments	(2,747)	(4,845)	(437)
Net income	97,849	46,471	14,544
Add: Net loss attributable to noncontrolling interest	1,803	275	1,059
Net income attributable to Qihoo 360 Technology Co. Ltd.	99,652	46,746	15,603
Net income attributable to ordinary shareholders of Qihoo 360 Technology Co. Ltd.	99,652	46,746	14,832
Net income per ordinary share-basic (in dollars per share)	$ 0.55	$ 0.26	$ 0.10
Net income per ordinary share-diluted (in dollars per share)	$ 0.52	$ 0.25	$ 0.09
Weighted average shares used in calculating net income per ordinary share-basic (in shares)	180,476,681	176,442,866	149,068,287
Weighted average shares used in calculating net income per ordinary share-diluted (in shares)	193,036,850	183,623,235	172,992,515
Cost of revenues [Member]
Share-based compensation expense included in:
Allocated Share-based Compensation Expense	0	4	16
Selling and marketing [Member]
Share-based compensation expense included in:
Allocated Share-based Compensation Expense	15,389	21,260	31,455
General and administrative [Member]
Share-based compensation expense included in:
Allocated Share-based Compensation Expense	69,101	8,365	4,549
Product development [Member]
Share-based compensation expense included in:
Allocated Share-based Compensation Expense	36,597	20,976	11,969
Series A Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.			203
Accretion of convertible participating redeemable preferred shares			203
Net income per ordinary share-basic (in dollars per share)			$ 0.02
Weighted average shares used in calculating net income per ordinary share-basic (in shares)	0	0	8,356,247
Series B Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.			313
Accretion of convertible participating redeemable preferred shares			313
Net income per ordinary share-basic (in dollars per share)			$ 0.03
Weighted average shares used in calculating net income per ordinary share-basic (in shares)	0	0	9,755,085
Series C Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.			255
Accretion of convertible participating redeemable preferred shares			$ 255
Net income per ordinary share-basic (in dollars per share)			$ 0.12
Weighted average shares used in calculating net income per ordinary share-basic (in shares)	0	0	2,057,209